Leases	9 Months Ended
Sep. 30, 2023
Leases
Leases
5.	Leases

The Group has operating leases primarily for land-use rights and office spaces in China. The determination of whether an arrangement is or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. Operating lease assets and liabilities are included in operating lease right-of-use assets, operating lease liabilities, short-term, and operating lease liabilities, long-term on the Group’s unaudited interim condensed consolidated balance sheets. The Group has chosen to not recognize lease assets and lease liabilities for leases with a term of twelve months or less on the unaudited interim condensed consolidated balance sheets.

Operating lease right-of-use assets and operating lease liabilities are recognized based on the present value of lease payments over the lease terms at the lease commencement dates. The Group uses its incremental borrowing rate in determining the present value of lease payments. The incremental borrowing rate is a hypothetical rate based on the Group’s understanding of what interest the Group would pay in order to obtain a borrowing with an amount equivalent to the lease payments in a similar economic environment over the lease term on a collateralized basis from banks in China.

Certain lease agreements contain an option for the Group to renew a lease for a term agreed by the Group and the lessor or an option to terminate a lease earlier than the maturity dates. The Group considers these options, which may be elected at the Group’s sole discretion, in determining the lease term on a lease-by-lease basis. The Group’s lease agreements generally do not contain any residual value guarantees or material restrictive covenants. Certain of the Group’s leases contain free or escalating rent payment terms. The Group’s lease agreements generally contain lease and non-lease components. Non-lease components primarily include payments for maintenance and utilities. The Group has chosen to combine payments for non-lease components with lease payments and accounted them together as a single lease component. Payments under the lease arrangements are primarily fixed. However, for arrangements accounted for as a single lease component, there may be variability in future lease payments as the amount of the non-lease components is typically revised from one period to the next. Additionally, certain lease agreements with SINA before year 2023 contain variable payments, which are determined based on actual SINA headquarters spaces occupied by the Group and are expensed as incurred and not included in the operating lease assets and liabilities.

The components of lease cost for the nine months ended September 30, 2022 and 2023 were as follows:

	Nine Months Ended September 30,
	2022	2023

	(In thousands)
Operating lease cost	$10,468	$11,938
Short-term lease cost	1,873	2,878
Variable lease cost	4,186	—
Total lease cost	$16,527	$14,816

Other information related to leases was as follows:

	Nine Months Ended September 30,
	2022	2023

	(In thousands)
Supplemental Cash Flows Information:
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases	$(10,165)	$(9,519)
Operating lease assets obtained in exchange for operating lease liabilities	$18,712	$1,315

Maturities of lease liabilities under operating leases as of September 30, 2023 were as follows:

Twelve Months Ended September 30,	(In thousands)
2024	$12,175
2025	12,666
2026	11,594
2027	4,789
2028	2,342
Thereafter	25,575
Total future payments for recognized leasing assets	$69,141
Less: Imputed interest	15,281
Total lease liabilities	$53,860

As of September 30,2023, operating leases recognized in lease liabilities have average remaining lease terms of 10.4 years and weighted-average discount rate of 5%. As of September 30, 2023, the Group had no lease contract that has been entered into but not yet commenced.